Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Income (loss) from continuing operations	$ 250	$ 775	$ 1,575	$ 2,075	$ (1,676)
Income from discontinued operations	433	49	0	0	3,431
Net income	683	824	1,575	2,075	1,755
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,098	5,281	7,225	6,958	6,859
Gain on sale of marketable securities	(192)	0	0	0	0
Loss on sale or disposal of assets	17	113	160	196	223
Bad debt expense	379	339	536	877	731
Share-based compensation	233	219	297	1,013	0
Changes in operating assets and liabilities:
Escrows and acquisition deposits	385	3,893	3,840	(3,700)	(3,590)
Accrued rent and accounts receivable	(994)	(213)	(748)	(511)	(225)
Unamortized lease commissions and loan costs	(728)	(514)	(783)	(634)	(813)
Prepaid expenses and other assets	599	515	446	527	417
Accounts payable and accrued expenses	97	(2,141)	(2,319)	2,096	655
Tenants' security deposits	188	74	166	1	31
Net cash provided by operating activities	6,332	8,341	10,395	8,898	2,612
Net cash provided by operating activities of discontinued operations	(8)	69	0	0	8
Cash flows from investing activities:
Additions to real estate	(3,966)	(2,439)	(4,143)	(3,611)	(5,153)
Real estate acquisitions	(34,020)	(2,225)	(8,625)	(5,619)	0
Investments in marketable securities	(13,520)	0	0	0	0
Proceeds from sales of marketable securities	7,252	0	0	0	0
Net cash used in investing activities	(44,254)	(4,664)	(12,768)	(9,230)	(5,153)
Net cash used in investing activities of discontinued operations	1,553	0	0		(8)
Cash flows from financing activities:
Distributions paid to OP unit holders	(8,396)	(5,276)	(7,407)	(6,926)	(8,672)
Proceeds from issuance of OP Units	59,667	23,020	22,970	0	0
Proceeds from notes payable	2,905	1,430	1,430	9,557	95,053
Repayments of notes payable	(2,356)	(2,231)	(2,957)	(8,725)	(78,990)
Payments of loan origination costs	(374)	(98)	(98)	(288)	(2,672)
Repurchase of common shares	0	(249)	(249)	0	0
Net cash provided by (used in) financing activities	51,446	16,596	13,689	(6,382)	4,719
Net increase (decrease) in cash and cash equivalents	15,069	20,342	11,316	(6,714)	2,178
Cash and cash equivalents at beginning of period	17,591	6,275	6,275	12,989	10,811
Cash and cash equivalents at end of period	$ 32,660	$ 26,617	$ 17,591	$ 6,275	$ 12,989